Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property Plant And Equipment (Detail)	12 Months Ended
Dec. 31, 2022
Office renovation [Member]
Disclosure of Estimated Useful Lives of Property Plant And Equipment [Line Items]
Estimated useful life of property, plant and equipment	10 years
Office equipment [member]
Disclosure of Estimated Useful Lives of Property Plant And Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Furniture and fittings [member]
Disclosure of Estimated Useful Lives of Property Plant And Equipment [Line Items]
Estimated useful life of property, plant and equipment	5 years
Electrical and fittings [Member]
Disclosure of Estimated Useful Lives of Property Plant And Equipment [Line Items]
Estimated useful life of property, plant and equipment	10 years
Right-of-use assets [member]
Disclosure of Estimated Useful Lives of Property Plant And Equipment [Line Items]
Estimated useful life of property, plant and equipment	3 years